Earnings per Share - Computation of Basic and Diluted Net EPS (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Basic And Diluted [Line Items]
Earnings from continuing operations		$ 33.5	$ 61.7	$ 71.7	$ 28.1	$ 40.5	$ 46.7	$ 41.7	$ 15.2			$ 195.0	$ 144.1	$ 163.3
Earnings from discontinued operations														10.8
Net earnings	$ 93.5	$ 33.5	$ 61.7	$ 71.7	$ 28.1	$ 40.5	$ 46.7	$ 41.7	$ 15.2	$ 134.0	$ 99.8	$ 195.0	$ 144.1	$ 174.1
Weighted average number of common shares outstanding	127.3			119.7						126.7	118.0	121.0	111.7	104.8
Dilutive effect of stock options using the treasury stock method	1.6			1.5						1.5	1.5	1.5	0.8	0.3
Weighted average number of common and common equivalent shares outstanding	128.9			121.2						128.2	119.5	122.5	112.5	105.1
Basic net earnings per share:
Earnings from continuing operations		$ 0.27	$ 0.50	$ 0.60	$ 0.24	$ 0.36	$ 0.41	$ 0.38	$ 0.14			$ 1.61	$ 1.29	$ 1.56
Earnings from discontinued operations														$ 0.10
Basic net earnings per share	$ 0.73	$ 0.27	$ 0.50	$ 0.60	$ 0.24	$ 0.36	$ 0.41	$ 0.38	$ 0.14	$ 1.06	$ 0.85	$ 1.61	$ 1.29	$ 1.66
Diluted net earnings per share:
Earnings from continuing operations		$ 0.27	$ 0.50	$ 0.59	$ 0.24	$ 0.35	$ 0.41	$ 0.37	$ 0.14			$ 1.59	$ 1.28	$ 1.56
Earnings from discontinued operations														$ 0.10
Diluted net earnings per share	$ 0.73	$ 0.27	$ 0.50	$ 0.59	$ 0.24	$ 0.35	$ 0.41	$ 0.37	$ 0.14	$ 1.04	$ 0.83	$ 1.59	$ 1.28	$ 1.66